REVENUES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Schedule of disaggregation of revenue

	For the Years Ended December 31,
	2021	2020
Campus Revenue
– Sale of goods	$3,102,210	$1,280,320
– Rendering of services.	—	735,246
Campus sub-total	3,102,210	2,015,566
Education Revenue
– Digital.	9,676,052	5,298,227
– In-Person.	—	319,983
Education sub-total	9,676,052	5,618,210
Total Revenue	$12,778,262	$7,633,776

	For the Years Ended December 31,
	2020	2019
Campus Revenue
– Sale of goods	$1,280,320	$1,796,961
– Rendering of services.	735,246	2,635,035
Campus sub-total	2,015,566	4,431,996
Education Revenue
– Digital.	5,298,227	4,771,253
– In-Person.	319,983	745,808
Education sub-total	5,618,210	5,517,061
Total Revenue	$7,633,776	$9,949,057